UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07851

Franklin Templeton Fund Allocator Series
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/12

Item 1. Reports to Stockholders.

1

DECEMBER 31, 2012

ANNUAL REPORT AND SHAREHOLDER LETTER

Franklin Templeton Conservative Allocation Fund

Franklin Templeton Moderate Allocation Fund

Franklin Templeton Growth Allocation Fund

Sign up for electronic delivery at **franklintempleton.com/edelivery**

ASSET ALLOCATION

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

| 1

Annual Report

Economic and Market Overview

Headwinds to global growth negatively affected most world regions during 2012, including recently resilient emerging markets, and the International Monetary Fund lowered its global growth outlook. However, the slowdown appeared less severe than expected in developed markets such as Germany and the U.S. Several major governments intervened to support their countries’ currencies, liquidity and growth rates. European Central Bank (ECB) President Mario Draghi declared, “the ECB is ready to do whatever it takes to preserve the euro.” The U.S. Federal Reserve Board announced additional rounds of quantitative easing and extended its strategy designed to lower interest rates. China lowered borrowing costs for the first time in several years, and Japan’s central bank extended its quantitative easing program.

The U.S. economy grew moderately in 2012, supported by positive construction, housing and labor market trends. Consumer spending and personal income levels climbed, and inflation was generally mild with the exception of energy and food prices. Consumer sentiment rose to a five-year high, although potential U.S. tax hikes and spending cuts scheduled to take effect in 2013 dampened confidence near year-end. Just after year-end, Congress passed compromise legislation that preserved lower income tax rates for most U.S. households and delayed far-reaching federal spending cuts.

Stock markets were volatile with periodic downturns primarily attributable to concerns about slowing global economic growth, European sovereign debt and U.S. fiscal negotiations. As Europe’s leadership took measures to address the region’s fiscal debt crisis, investor attention shifted to the U.S. election and budget negotiations. Despite adversity and uncertainty in 2012, investors seemed to regain confidence in the latter half of the year and U.S. stocks, as measured by the Standard & Poor’s® 500 Index, as well as global developed stocks, as measured by the MSCI World Index, made solid 12-month gains.1

The foregoing information reflects our analysis and opinions as of December 31, 2012. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. STANDARD & POOR’S®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC.

Annual Report | 3

Franklin Templeton Conservative Allocation Fund

Your Fund’s Goal and Main Investments: Franklin Templeton Conservative Allocation

Fund seeks the highest level of long-term total return consistent with a lower level of risk.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Asset Allocation*
Franklin Templeton Conservative Allocation Fund
Based on Total Net Assets as of 12/31/12

Domestic Equity 28.1%
Domestic Fixed Income 22.5%
Foreign Fixed Income 14.4%
Foreign Equity 14.4%
Alternative Strategies 1.7%
Short-Term Investments & Other Net Assets 18.9%

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

This annual report for Franklin Templeton Conservative Allocation Fund covers the fiscal year ended December 31, 2012.

Performance Overview

Franklin Templeton Conservative Allocation Fund – Class A delivered a +7.99% cumulative total return for the 12 months under review. By comparison, the Fund's equity benchmarks, the Standard & Poor's 500 Index (S&P 500®), a broad measure of U.S. stock performance, and MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, posted total returns of +16.00% and

1. The risk/reward potential is based on the Fund's goal and level of risk. It is not indicative of the Fund's actual or implied performance or portfolio composition, which may change on a continuous basis.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's SOI, which begins on page 39.

4 | Annual Report

+17.90%.2 The Fund’s fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, posted a +4.22% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 7.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes, and when selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

Manager’s Discussion

The Fund’s performance can be attributed to its allocation among equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the fund investments.

At period-end, Franklin Templeton Conservative Allocation Fund allocated 42.5% of total net assets to equity and 36.9% to fixed income. Domestic equity exposure was 66.1% of the total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2012, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Advisor Class, representing 9.3% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 61.0% of the Fund’s total income weighting, with the balance represented by foreign fixed income.

2. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

Annual Report | 5

Templeton Global Bond Fund – Advisor Class was our largest fixed income fund weighting at 11.5% of total net assets.

For the 12-month reporting period, our largest domestic growth fund holding, Franklin Growth Fund – Advisor Class, and our largest domestic value fund holding, Franklin Rising Dividends Fund – Advisor Class, underperformed the S&P 500. Our largest foreign equity fund holding, Templeton Foreign Fund –Advisor Class, outperformed the MSCI EAFE Index, while Mutual European Fund – Class Z performed comparably to the index. On the fixed income side, Templeton Global Bond Fund – Advisor Class outperformed the Barclays U.S. Aggregate Index, while Franklin U.S. Government Securities Fund – Advisor Class underperformed the index.

Thank you for your continued participation in Franklin Templeton Conservative Allocation Fund. We look forward to serving your future investment needs.

6 | Annual Report

Performance Summary as of 12/31/12

Franklin Templeton Conservative Allocation Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Annual Report | 7

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only;

Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.25% (other than certain nonroutine expenses) until 4/30/13.

8 | Annual Report

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Annual Report | 9

10 | Annual Report

Endnotes

All investments involve risks, including possible loss of principal. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Because this Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. These risks are described in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Fund investment results reflect the expense reduction, without which the results would have been lower. 2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. 4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund’s prospectus current as of the date of this report and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

6. Effective 12/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/05, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 12/1/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +45.67% and +5.45%.

7. Source: © 2013 Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The Barclays U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, Standard & Poor’s and Fitch, respectively.

Annual Report | 11

Your Fund’s Expenses

Franklin Templeton Conservative Allocation Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

12 | Annual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

Annual Report | 13

Franklin Templeton Moderate Allocation Fund

Your Fund’s Goal and Main Investments: Franklin Templeton Moderate Allocation Fund

seeks the highest level of long-term total return consistent with a moderate level of risk.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Asset Allocation*

Franklin Templeton Moderate Allocation Fund
Based on Total Net Assets as of 12/31/12

Domestic Equity 37.4%
Domestic Fixed Income 20.1%
Foreign Equity 18.9%
Foreign Fixed Income 13.3%
Alternative Strategies 2.2%
Short-Term Investments & Other Net Assets 8.1%

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal conditions.

This annual report for Franklin Templeton Moderate Allocation Fund covers the fiscal year ended December 31, 2012.

Performance Overview

Franklin Templeton Moderate Allocation Fund – Class A delivered a +9.34% cumulative total return for the 12 months under review. By comparison, the Fund's equity benchmarks, the Standard & Poor's 500 Index (S&P 500), a broad measure of U.S. stock performance, and MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed

1. The risk/reward potential is based on the Fund's goal and level of risk. It is not indicative of the Fund's actual or implied performance or portfolio composition, which may change on a continuous basis.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's SOI, which begins on page 46.

14 | Annual Report

markets excluding the U.S. and Canada, posted total returns of +16.00% and +17.90%.2 The Fund’s fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, posted a +4.22% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 17.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes, and when selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

Manager’s Discussion

The Fund’s performance can be attributed to its allocation among equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the fund investments.

At period-end, Franklin Templeton Moderate Allocation Fund allocated 56.3% of total net assets to equity and 33.4% to fixed income. Domestic equity exposure was 66.4% of the total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2012, we held shares in large-, mid-and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Advisor Class, representing 12.7% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 60.2% of the Fund’s total income weighting, with the balance represented by foreign fixed income. Templeton Global Bond Fund – Advisor Class was our largest fixed income fund weighting at 10.7% of total net assets.

2. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

Annual Report | 15

For the 12-month reporting period, our largest domestic growth fund holding, Franklin Growth Fund – Advisor Class, and our largest domestic value fund holding, Franklin Rising Dividends Fund – Advisor Class, underperformed the S&P 500. Our largest foreign equity fund holding, Templeton Foreign Fund –Advisor Class, outperformed the MSCI EAFE Index, while Mutual European Fund – Class Z performed comparably to the index. On the fixed income side, Templeton Global Bond Fund – Advisor Class outperformed the Barclays U.S. Aggregate Index, while Franklin U.S. Government Securities Fund – Advisor Class underperformed the index.

Thank you for your continued participation in Franklin Templeton Moderate Allocation Fund. We look forward to serving your future investment needs.

16 | Annual Report

Performance Summary as of 12/31/12

Franklin Templeton Moderate Allocation Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Annual Report | 17

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only;

Class R/Advisor Class: no sales charges.

Class A		1-Year	5-Year	10-Year
Cumulative Total Return[2]		+9.34%	+18.47%	+105.55%
Average Annual Total Return[3]		+3.09%	+2.22%	+6.84%
Value of $10,000 Investment[4]		$10,309	$11,162	$19,382
Total Annual Operating Expenses[5]				
Without Waiver	1.21%			
With Waiver	1.17%			
Class B		**1-Year**	**5-Year**	**Inception (12/1/03)**
Cumulative Total Return[2]		+8.54%	+14.16%	+61.40%
Average Annual Total Return[3]		+4.54%	+2.32%	+5.41%
Value of $10,000 Investment[4]		$10,454	$11,216	$16,140
Total Annual Operating Expenses[5]				
Without Waiver	1.96%			
With Waiver	1.92%			
Class C		**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[2]		+8.51%	+14.11%	+90.81%
Average Annual Total Return[3]		+7.51%	+2.67%	+6.67%
Value of $10,000 Investment[4]		$10,751	$11,411	$19,081
Total Annual Operating Expenses[5]				
Without Waiver	1.96%			
With Waiver	1.92%			
Class R		**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[2]		+9.11%	+17.05%	+100.74%
Average Annual Total Return[3]		+9.11%	+3.20%	+7.22%
Value of $10,000 Investment[4]		$10,911	$11,705	$20,074
Total Annual Operating Expenses[5]				
Without Waiver	1.46%			
With Waiver	1.42%			
Advisor Class[6]		**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[2]		+9.61%	+20.00%	+109.39%
Average Annual Total Return[3]		+9.61%	+3.71%	+7.67%
Value of $10,000 Investment[4]		$10,961	$12,000	$20,939
Total Annual Operating Expenses[5]				
Without Waiver	0.96%			
With Waiver	0.92%			

18 | Annual Report

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Annual Report | 19

20 | Annual Report

Your Fund’s Expenses

Franklin Templeton Moderate Allocation Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

22 | Annual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

Annual Report | 23

Franklin Templeton Growth Allocation Fund

Your Fund’s Goal and Main Investments: Franklin Templeton Growth Allocation Fund

seeks the highest level of long-term total return consistent with a higher level of risk.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Asset Allocation*
Franklin Templeton Growth Allocation Fund
Based on Total Net Assets as of 12/31/12

Domestic Equity	53.1%
Foreign Equity	26.3%
Domestic Fixed Income	8.6%
Foreign Fixed Income	5.5%
Alternative Strategies	3.3%
Short-Term Investments & Other Net Assets	3.2%

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

This annual report for Franklin Templeton Growth Allocation Fund covers the fiscal year ended December 31, 2012.

Performance Overview

Franklin Templeton Growth Allocation Fund – Class A delivered a +10.52% cumulative total return for the 12 months under review. By comparison, the Fund's equity benchmarks, the Standard & Poor's 500 Index (S&P 500), a broad measure of U.S. stock performance, and MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, posted total returns of +16.00% and

1. The risk/reward potential is based on the Fund's goal and level of risk. It is not indicative of the Fund's actual or implied performance or portfolio composition, which may change on a continuous basis.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's SOI, which begins on page 53.

24 | Annual Report

+17.90%.2 The Fund’s fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, posted a +4.22% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 27.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes, and when selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

Manager’s Discussion

The Fund’s performance can be attributed to its allocation among equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the fund investments.

At period-end, Franklin Templeton Growth Allocation Fund allocated 79.4% of total net assets to equity and 14.1% to fixed income. Domestic equity exposure was 66.9% of the total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2012, we held shares in large-, mid-and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Advisor Class, representing 17.8% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 61.0% of the Fund’s total income weighting, with the balance represented by foreign fixed income. Templeton Global Bond Fund – Advisor Class and Franklin U.S. Government Securities Fund –Advisor Class were our largest fixed income fund weightings at 4.1% of total net assets each.

2. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

Annual Report | 25

For the 12-month reporting period, our largest domestic growth fund holding, Franklin Growth Fund – Advisor Class, and our largest domestic value fund holding, Franklin Rising Dividends Fund – Advisor Class, underperformed the S&P 500. Our largest foreign equity fund holding, Templeton Foreign Fund –Advisor Class, outperformed the MSCI EAFE Index, while Mutual European Fund – Class Z performed comparably to the index. On the fixed income side, Templeton Global Bond Fund – Advisor Class outperformed the Barclays U.S. Aggregate Index, while Franklin U.S. Government Securities Fund – Advisor Class underperformed the index.

Thank you for your continued participation in Franklin Templeton Growth Allocation Fund. We look forward to serving your future investment needs.

26 | Annual Report

Performance Summary as of 12/31/12

Franklin Templeton Growth Allocation Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Annual Report | 27

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only;

Class R/Advisor Class: no sales charges.

28 | Annual Report

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Annual Report | 29

30 | Annual Report

Your Fund’s Expenses

Franklin Templeton Growth Allocation Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

32 | Annual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

Annual Report | 33

Franklin Templeton Fund Allocator Series

Financial Highlights

34 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Annual Report | The accompanying notes are an integral part of these financial statements. | 35

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

36 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Annual Report | The accompanying notes are an integral part of these financial statements. | 37

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

38 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2012

Annual Report | 39

40 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights

Annual Report | The accompanying notes are an integral part of these financial statements. | 41

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

42 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Annual Report | The accompanying notes are an integral part of these financial statements. | 43

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

44 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. bBased on average daily shares outstanding. cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and Exchange Traded Funds in which the Fund invests. dEffective September 1, 2008, the redemption fee was eliminated. eAmount rounds to less than $0.01 per share. fDoes not include expenses of the Underlying Funds and Exchange Traded Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and Exchange Traded Funds was 0.68% for the year ended December 31, 2012.

Annual Report | The accompanying notes are an integral part of these financial statements. | 45

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2012

46 | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 47

Franklin Templeton Fund Allocator Series

Financial Highlights

48 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Annual Report | The accompanying notes are an integral part of these financial statements. | 49

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

50 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Annual Report | The accompanying notes are an integral part of these financial statements. | 51

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

52 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2012

Annual Report | 53

54 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Statements

Annual Report | The accompanying notes are an integral part of these financial statements. | 55

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

56 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Annual Report | The accompanying notes are an integral part of these financial statements. | 57

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

58 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Annual Report | The accompanying notes are an integral part of these financial statements. | 59

Franklin Templeton Fund Allocator Series

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of ten separate funds, three of which are included in this report (Funds). The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds). The Funds offer five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Effective March 1, 2005, the Funds no longer offered Class B shares for purchase. As disclosed in the fund prospectus, Class B shares convert to Class A shares after eight years of investment; therefore, all Class B shares will convert to Class A by March 2013. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Investments in the Underlying Funds are valued at their closing net asset value each trading day. Exchange Traded Funds (ETFs) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

b. Income Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of December 31, 2012, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

60 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds and ETFs are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Funds may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Annual Report | 61

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2012, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

62 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

2. Shares of Beneficial Interest *(continued)*

	Franklin Templeton Conservative Allocation Fund		Franklin Templeton Moderate Allocation Fund	
	Shares	Amount	Shares	Amount
Class R Shares:				
Year ended December 31, 2012				
Shares sold	4,392,390	$ 60,445,700	5,967,428	$ 84,831,929
Shares issued in reinvestment of distributions	262,159	3,635,818	421,989	6,066,941
Shares redeemed	(3,180,910)	(44,010,081)	(5,722,387)	(81,850,698)
Net increase (decrease)	1,473,639	$ 20,071,437	667,030	$ 9,048,172
Year ended December 31, 2011				
Shares sold	5,756,951	$ 78,984,139	8,140,776	$ 115,718,239
Shares issued in reinvestment of distributions	204,201	2,735,019	350,210	4,820,797
Shares redeemed	(2,655,216)	(36,389,006)	(4,299,066)	(61,013,213)
Net increase (decrease)	3,305,936	$ 45,330,152	4,191,920	$ 59,525,823
Advisor Class Shares:				
Year ended December 31, 2012				
Shares sold	1,348,239	$ 18,667,747	4,556,914	$ 65,724,093
Shares issued in reinvestment of distributions	153,878	2,138,266	201,251	2,903,150
Shares redeemed	(1,460,687)	(20,332,383)	(2,062,589)	(29,684,940)
Net increase (decrease)	41,430	$ 473,630	2,695,576	$ 38,942,303
Year ended December 31, 2011				
Shares sold	5,889,402	$ 79,099,113	4,659,686	$ 65,763,122
Shares issued in reinvestment of distributions	105,013	1,395,148	121,499	1,671,120
Shares redeemed	(986,516)	(13,610,496)	(1,826,958)	(25,876,073)
Net increase (decrease)	5,007,899	$ 66,883,765	2,954,227	$ 41,558,169

	Franklin Templeton Growth Allocation Fund	
	Shares	Amount
Class A Shares:		
Year ended December 31, 2012		
Shares sold	11,182,793	$ 171,827,261
Shares issued in reinvestment of distributions	625,859	9,793,870
Shares redeemed	(9,506,199)	(146,333,749)
Net increase (decrease)	2,302,453	$ 35,287,382
Year ended December 31, 2011		
Shares sold	14,075,856	$ 215,164,724
Shares issued in reinvestment of distributions	607,268	8,945,940
Shares redeemed	(8,213,006)	(124,421,072)
Net increase (decrease)	6,470,118	$ 99,689,592

Annual Report | 63

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

2. SHARES OF BENEFICIAL INTEREST *(continued)*

	Franklin Templeton Growth Allocation Fund		
	Shares		Amount
Class B Shares:			
Year ended December 31, 2012			
Shares sold	6,729	$	100,871
Shares issued in reinvestment of distributions	675		10,436
Shares redeemed	(286,344)		(4,307,106)
Net increase (decrease)	(278,940)	$	(4,195,799)
Year ended December 31, 2011			
Shares sold	51,443	$	777,533
Shares issued in reinvestment of distributions	2,342		35,383
Shares redeemed	(197,495)		(2,955,533)
Net increase (decrease)	(143,710)	$	(2,142,617)
Class C Shares:			
Year ended December 31, 2012			
Shares sold	3,564,030	$	53,559,955
Shares issued in reinvestment of distributions	126,835		1,946,906
Shares redeemed	(3,394,737)		(51,066,210)
Net increase (decrease)	296,128	$	4,440,651
Year ended December 31, 2011			
Shares sold	5,020,116	$	75,039,617
Shares issued in reinvestment of distributions	128,691		1,890,322
Shares redeemed	(2,717,814)		(40,273,577)
Net increase (decrease)	2,430,993	$	36,656,362
Class R Shares:			
Year ended December 31, 2012			
Shares sold	3,813,222	$	57,301,873
Shares issued in reinvestment of distributions	141,537		2,190,774
Shares redeemed	(3,327,823)		(50,704,512)
Net increase (decrease)	626,936	$	8,788,135
Year ended December 31, 2011			
Shares sold	4,555,691	$	68,451,005
Shares issued in reinvestment of distributions	137,322		2,006,679
Shares redeemed	(2,412,634)		(36,089,074)
Net increase (decrease)	2,280,379	$	34,368,610
Advisor Class Shares:			
Year ended December 31, 2012			
Shares sold	1,180,265	$	18,209,087
Shares issued in reinvestment of distributions	61,822		969,906
Shares redeemed	(1,082,490)		(16,904,787)
Net increase (decrease)	159,597	$	2,274,206
Year ended December 31, 2011			
Shares sold	2,372,701	$	34,608,421
Shares issued in reinvestment of distributions	54,582		797,820
Shares redeemed	(590,741)		(9,027,398)
Net increase (decrease)	1,836,542	$	26,378,843

54 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the Underlying Funds and of the following subsidiaries:

a. Asset Allocation Fees

The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the designated Underlying Funds and ETFs.

b. Administrative Fees

FT Services, under terms of an agreement, provides administrative services to the Funds and is not paid by the Funds for the services.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class B, C and R compensation distribution plans, the Funds pays Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Annual Report | 65

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

3.	TRANSACTIONS WITH AFFILIATES
d.	Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the year:

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the common expenses (i.e. a combination of asset allocation fees, transfer agent fees and other expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the funds do not exceed 0.25% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2013.

4. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the year ended December 31, 2012, there were no credits earned.

66 | Annual Report

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Notes to Financial Statements (continued)

Annual Report | 67

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

5. INCOME TAXES (continued)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of short term capital gains distributions from Underlying Funds and ETFs and wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the year ended December 31, 2012, were as follows:

68 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

Annual Report | 69

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

7. Investments in Underlying Funds *(continued)*

Underlying Funds	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year	Investment Income	Realized Capital Gain (Loss)	% of Underlying Fund Shares Outstanding Held at End of Year
Franklin Templeton Moderate Allocation Fund								
Franklin DynaTech Fund, Advisor Class	1,814,281	871,109	90,419	2,594,971	$ 87,268,884	$ —	$ (86,860)	6.54%
Franklin Flex Cap Growth Fund, Advisor Class	4,513,839	77,520	3,142,765	1,448,594	69,315,227	195,437	32,269,923[a]	2.21%
Franklin Gold and Precious Metals Fund, Advisor Class	1,313,536	58,555	503,886	868,205	27,938,849	35,923	(8,789,849)[a]	1.16%
Franklin Growth Fund, Advisor Class	2,732,897	3,550,336	120,506	6,162,727	312,203,769	912,998	(76,253)	4.50%
Franklin Growth Opportunities Fund, Advisor Class	1,734,337	41,162	66,380	1,709,119	38,660,269	—	1,047,685[a]	8.98%
Franklin High Income Fund, Advisor Class	16,540,092	1,841,340	808,871	17,572,561	36,726,652	2,535,239	29,713	0.61%
Franklin International Small Cap Growth Fund, Advisor Class	3,901,845	493,351	92,775	4,302,421	72,323,701	942,727	2,403,587[a]	10.43%
Franklin MicroCap Value Fund, Advisor Class	1,273,008	70,614	191,017	1,152,605	36,503,005	650,710	1,462,539[a]	10.14%
Franklin Natural Resources Fund, Advisor Class	1,153,697	86,703	1,240,400	—	—[b]	—	12,487,452	—
Franklin Pelagos Commodities Strategy Fund	438,800	4,433,721	—	4,872,521	48,871,387	102	—	42.98%
Franklin Pelagos Managed Futures Strategy Fund	438,800	587	—	439,387	3,791,908	5,046	—	28.36%
Franklin Real Estate Securities Fund, Advisor Class	—	2,204,890	—	2,204,890	37,615,416	232,007	—	8.41%
Franklin Rising Dividends Fund, Advisor Class	4,491,555	541,287	133,962	4,898,880	184,981,725	3,135,532	21,425	2.10%
Franklin Templeton Emerging Market Debt Opportunities Fund	3,716,986	1,670,784	67,766	5,320,004	64,797,655	4,360,935	793,583[a]	12.07%
Franklin Total Return Fund, Advisor Class	10,650,925	7,164,054	1,113,408	16,701,571	172,861,263	5,236,050	2,594,584[a]	3.21%
Franklin U.S. Government Securities Fund, Advisor Class	49,297,812	3,433,612	16,255,877	36,475,547	248,763,230	11,806,148	625,700	2.23%
Franklin Utilities Fund, Advisor Class	6,382,259	641,822	215,462	6,808,619	93,210,001	3,470,671	48,513	2.12%
Institutional Fiduciary Trust Money Market Portfolio	197,999,013	276,777,411	261,873,815	212,902,609	212,902,609	—	—	1.29%
Mutual European Fund, Class Z	4,448,469	525,840	116,169	4,858,140	102,701,089	3,196,577	2,145,456[a]	5.42%
Mutual Shares Fund, Class Z	4,141,238	—	4,141,238	—	—[b]	—	16,313,779	—
Templeton China World Fund, Advisor Class	1,088,766	427,452	666,893	849,325	33,013,261	662,059	1,148,746[a]	3.14%

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Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

7. **Investments in Underlying Funds** *(continued)*

Underlying Funds	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year	Investment Income	Realized Capital Gain (Loss)	% of Underlying Fund Shares Outstanding Held at End of Year
Franklin Templeton Moderate Allocation Fund *(continued)*								
Templeton Foreign Fund, Advisor Class	16,614,898	4,989,632	618,065	20,986,465	$ 142,498,097	$ 3,394,972	$ (669,115)	2.45%
Templeton Frontier Markets Fund, Advisor Class	—	3,735,781	64,020	3,671,761	58,895,045	839,489	(639)	7.70%
Templeton Global Bond Fund, Advisor Class	19,159,786	2,632,272	2,150,453	19,641,605	262,019,009	15,509,448	1,762,429[a]	0.39%
Total					$2,347,862,051	$57,122,070	$65,532,398	
Franklin Templeton Growth Allocation Fund								
Franklin DynaTech Fund, Advisor Class	1,248,285	579,795	30,066	1,798,014	$ 60,467,202	$ —	$ (29,013)	4.53%
Franklin Flex Cap Growth Fund, Advisor Class	3,003,782	50,742	2,108,096	946,428	45,286,590	127,927	21,280,040[a]	1.44%
Franklin Gold and Precious Metals Fund, Advisor Class	801,218	43,232	290,757	553,693	17,817,835	22,109	(4,332,640)[a]	0.74%
Franklin Growth Fund, Advisor Class	1,766,243	2,302,972	121,601	3,947,614	199,986,126	581,645	(118,809)	2.88%
Franklin Growth Opportunities Fund, Advisor Class	1,224,252	30,212	—	1,254,464	28,375,971	—	679,460[a]	6.59%
Franklin High Income Fund, Advisor Class	2,588,825	374,039	280,693	2,682,171	5,605,738	376,272	21,495	0.09%
Franklin International Small Cap Growth Fund, Advisor Class	2,575,403	303,919	58,412	2,820,910	47,419,502	618,105	1,629,638[a]	6.84%
Franklin MicroCap Value Fund, Advisor Class	919,668	51,015	137,986	832,697	26,371,517	470,104	706,997[a]	7.33%
Franklin Natural Resources Fund, Advisor Class	805,360	64,356	869,716	—	—[b]	—	10,283,784	—
Franklin Pelagos Commodities Strategy Fund	307,200	3,146,277	—	3,453,477	34,638,377	73	—	30.46%
Franklin Pelagos Managed Futures Strategy Fund	307,200	411	—	307,611	2,654,681	3,533	—	19.85%
Franklin Real Estate Securities Fund, Advisor Class	—	1,536,830	—	1,536,830	26,218,317	161,264	—	5.86%
Franklin Rising Dividends Fund, Advisor Class	3,021,175	403,452	161,719	3,262,908	123,207,398	2,116,319	34,688	1.40%
Franklin Templeton Emerging Market Debt Opportunities Fund	749,693	602,406	75,563	1,276,536	15,548,207	1,046,407	162,076[a]	2.90%
Franklin Total Return Fund, Advisor Class	2,163,329	2,428,018	1,764,090	2,827,257	29,262,114	989,558	524,098[a]	0.54%
Franklin U.S. Government Securities Fund, Advisor Class	9,280,541	2,041,187	4,647,675	6,674,053	45,517,043	2,097,195	226,744	0.41%

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Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

8. SPECIAL SERVICING AGREEMENT

The Funds participate in a Special Servicing Agreement (SSA) with the Underlying Funds and certain service providers of the Funds and of the Underlying Funds. Under the SSA, each Underlying Fund may pay a portion of the Funds’ expenses (other than any asset allocation and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Underlying Fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the Underlying Fund by the Funds. The amount of expenses borne by the Underlying Funds during the year ended December 31, 2012 is noted in the Statements of Operations. Effective May 1, 2013, the SSA will be discontinued until further notice and approval by the Board.

9. CREDIT FACILITY

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matured on January 18, 2013. This Global Credit Facility provides a source of funds to the Borrowers for

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Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

9. CREDIT FACILITY (continued)

temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective January 18, 2013, the Borrowers renewed the Global Credit Facility which matures on January 17, 2014.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statements of Operations. During the year ended December 31, 2012, the Funds did not use the Global Credit Facility.

10. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of December 31, 2012, in valuing the Funds’ assets carried at fair value, is as follows:

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Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

11. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the intended scope of disclosures required by ASU No. 2011-11. These ASUs are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Funds believe the adoption of these ASUs will not have a material impact on their financial statements.

12. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Franklin Templeton Fund Allocator Series

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Templeton Fund Allocator Series

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Franklin Templeton Conservative Allocation Fund, Franklin Templeton Moderate Allocation Fund and Franklin Templeton Growth Allocation Fund (separate portfolios of Franklin Templeton Fund Allocator Series, hereafter referred to as the “Funds”) at December 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
February 15, 2013

Annual Report | 75

Franklin Templeton Fund Allocator Series

Tax Information (unaudited)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Funds hereby report the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended December 31, 2012:

Under Section 854(b)(1)(A) of the Code, the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2012:

Franklin Templeton Conservative Allocation Fund	Franklin Templeton Moderate Allocation Fund	Franklin Templeton Growth Allocation Fund
13.10%	17.28%	36.58%

Under Section 854(b)(1)(B) of the Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2012:

Franklin Templeton Conservative Allocation Fund	Franklin Templeton Moderate Allocation Fund	Franklin Templeton Growth Allocation Fund
$7,636,836	$17,055,952	$11,044,132

Distributions, including qualified dividend income, paid during calendar year 2012 will be reported to shareholders on Form 1099-DIV by mid-February 2013. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

During the fiscal year ended December 31, 2012, the Funds, a qualified fund of funds under Section 852(g)(2) of Code, received an allocation of foreign taxes paid from one or more of their underlying funds. As shown in the table below, the Fund hereby reports to shareholders the foreign source income and foreign taxes paid by underlying funds, pursuant to Section 853 of the Code. This written statement will allow shareholders of record on December 27, 2012, to treat their proportionate share of foreign taxes paid by the underlying funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign qualified dividends as reported by the Funds, to Class A, Class B, Class C, Class R, and Advisor Class shareholders of record.

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Franklin Templeton Fund Allocator Series

Tax Information (unaudited) (continued)

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Funds’ distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the underlying funds, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the underlying funds.1

By mid-February 2013, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2012. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2012 individual income tax returns.

1Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

Annual Report | 77

Franklin Templeton Fund Allocator Series

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

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Franklin Templeton Fund Allocator Series

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive each Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON
INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Annual Report and Shareholder Letter

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2013 Franklin Templeton Investments. All rights reserved.

FAS A 02/13

DECEMBER 31, 2012

ANNUAL REPORT AND SHAREHOLDER LETTER

Franklin Templeton Corefolio Allocation Fund

Franklin Templeton Founding Funds Allocation Fund

Sign up for electronic delivery at **franklintempleton.com/edelivery**

ASSET ALLOCATION

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

| 1

Annual Report

Economic and Market Overview

Headwinds to global growth negatively affected most world regions during 2012, including recently resilient emerging markets, and the International Monetary Fund lowered its global growth outlook. However, the slowdown appeared less severe than expected in developed markets such as Germany and the U.S. Several major governments intervened to support their countries’ currencies, liquidity and growth rates. European Central Bank (ECB) President Mario Draghi declared, “the ECB is ready to do whatever it takes to preserve the euro.” The U.S. Federal Reserve Board announced additional rounds of quantitative easing and extended its strategy designed to lower interest rates. China lowered borrowing costs for the first time in several years, and Japan’s central bank extended its quantitative easing program.

The U.S. economy grew moderately in 2012, supported by positive construction, housing and labor market trends. Consumer spending and personal income levels climbed, and inflation was generally mild with the exception of energy and food prices. Consumer sentiment rose to a five-year high, although potential U.S. tax hikes and spending cuts scheduled to take effect in 2013 dampened confidence near year-end. Just after year-end, Congress passed compromise legislation that preserved lower income tax rates for most U.S. households and delayed far-reaching federal spending cuts.

Stock markets were volatile with periodic downturns primarily attributable to concerns about slowing global economic growth, European sovereign debt and U.S. fiscal negotiations. As Europe’s leadership took measures to address the region’s fiscal debt crisis, investor attention shifted to the U.S. election and budget negotiations. Despite adversity and uncertainty in 2012, investors seemed to regain confidence in the latter half of the year and U.S. stocks, as measured by the Standard & Poor’s® 500 Index, as well as global developed stocks, as measured by the MSCI World Index, made solid 12-month gains.1

The foregoing information reflects our analysis and opinions as of December 31, 2012. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. STANDARD & POOR’S®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC.

Annual Report | 3

Franklin Templeton Corefolio Allocation Fund

Your Fund’s Goal and Main Investments: Franklin Templeton Corefolio Allocation Fund seeks capital appreciation through investments in a combination of Franklin Flex Cap Growth Fund, Franklin Growth Fund, Mutual Shares Fund and Templeton Growth Fund.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

4 | Annual Report

find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Investment Strategy

The Fund invests its assets allocated approximately 25% each in Franklin Flex Cap Growth Fund, Franklin Growth Fund, Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund’s allocations to maintain the predetermined weightings in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

Portfolio Review

The Fund’s performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds.

During the period under review, Franklin Flex Cap Growth Fund – Advisor Class, Franklin Growth Fund – Advisor Class and Mutual Shares Fund –Class Z underperformed the S&P 500, and Templeton Growth Fund –Advisor Class outperformed the MSCI World Index.

Thank you for your continued participation in Franklin Templeton Corefolio Allocation Fund. We look forward to serving your future investment needs.

Annual Report | 5

Performance Summary as of 12/31/12

Franklin Templeton Corefolio Allocation Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

6 | Annual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only;

Class R/Advisor Class: no sales charges.

Annual Report | 7

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

8 | Annual Report

Annual Report | 9

Performance Summary *(continued)*

Average Annual Total Return

Advisor Class	12/31/12
1-Year	+15.11%
5-Year	+0.99%
Since Inception (8/15/03)	+5.85%

Advisor Class (8/15/03–12/31/12)

$25,000
$20,000
$15,000
$10,000
$5,000
8/03
12/04
12/06
12/08
12/10
12/12
$18,932
$17,299
$17,045
FT Corefolio Allocation Fund
S&P 500[6]
MSCI World Index[6]

Endnotes

All investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds that may engage in a variety of investment strategies involving certain risks, this Fund of funds may be subject to those same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Foreign investing carries additional risks such as currency and market volatility, and political or social instability, risks that are heightened in developing countries. Smaller or relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Value securities may not increase in price as anticipated or may decline further in value. These and other risks, including investments in specialized industry sectors such as the technology sector, which has been among the most volatile in the market, are discussed in the Fund's prospectus.

10 | Annual Report

Your Fund’s Expenses

Franklin Templeton Corefolio Allocation Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 11

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

12 | Annual Report

Franklin Templeton Founding Funds Allocation Fund

Your Fund's Goals and Main Investments: Franklin Templeton Founding Funds Allocation Fund's principal investment goal is capital appreciation, with a secondary goal of income. The Fund invests in an equally weighted combination of Franklin Income Fund, Mutual Shares Fund and Templeton Growth Fund.

We are pleased to bring you Franklin Templeton Founding Funds Allocation Fund's annual report for the fiscal year ended December 31, 2012.

Performance Overview

Franklin Templeton Founding Funds Allocation Fund – Class A delivered a +16.76% cumulative total return for the 12 months under review. In comparison with its benchmarks, the Fund performed comparably to both the +16.00% total return of the Standard & Poor's 500 Index (S&P 500), which is a broad measure of U.S. stock performance, and the +16.54% total return of the MSCI World Index, which tracks equity performance in global developed markets.[1] You can find the Fund's long-term performance data in the Performance Summary beginning on page 15.

Investment Strategy

Asset Allocation*
Franklin Templeton
Founding Funds Allocation Fund
Based on Total Net Assets as of 12/31/12

Domestic Hybrid
33.3%
Foreign Equity
33.3%
Domestic Equity
32.9%
Short-Term Investments & Other Net Assets
0.5%

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's SOI, which begins on page 33.

Annual Report | 13

Portfolio Review

The Fund’s performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds.

During the period under review, Franklin Income Fund – Advisor Class and Mutual Shares Fund – Class Z underperformed the S&P 500. Templeton Growth Fund – Advisor Class outperformed the MSCI World Index.

Thank you for your continued participation in Franklin Templeton Founding Funds Allocation Fund. We look forward to serving your future investment needs.

14 | Annual Report

Performance Summary as of 12/31/12

Franklin Templeton Founding Funds Allocation Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Annual Report | 15

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only;

Class R/Advisor Class: no sales charges.

16 | Annual Report

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Annual Report | 17

18 | Annual Report

Performance Summary *(continued)*

Advisor Class (8/15/03–12/31/12)
$25,000
$20,000
$15,000
$10,000
$5,000
8/03
12/04
12/06
12/08
12/10
12/12
$18,932
$17,652
$17,299
FT Founding Funds Allocation Fund
S&P 500[6]
MSCI World Index[6]

Average Annual Total Return

Advisor Class	12/31/12
1-Year	+17.08%
5-Year	+0.95%
Since Inception (8/15/03)	+6.25%

Endnotes

All investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds that may engage in a variety of investment strategies involving certain risks, the Fund may be subject to these same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bonds are affected by changes in interest rates and the creditworthiness of their issuers. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds adjust to a rise in interest rates, the Fund's share price may decline. Higher yielding, lower rated corporate bonds entail a greater degree of credit risk compared to investment-grade securities. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Value securities may not increase in price as anticipated or may decline further in value. The Fund's prospectus also includes a description of the main investment risks.

Annual Report | 19

Your Fund’s Expenses

Franklin Templeton Founding Funds Allocation Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

20 | Annual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

Annual Report | 21

Franklin Templeton Fund Allocator Series

Financial Highlights

22 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Annual Report | The accompanying notes are an integral part of these financial statements. | 23

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

24 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Annual Report | The accompanying notes are an integral part of these financial statements. | 25

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

26 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2012

Annual Report | The accompanying notes are an integral part of these financial statements. | 27

Franklin Templeton Fund Allocator Series

Financial Highlights

28 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Annual Report | The accompanying notes are an integral part of these financial statements. | 29

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

30 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Annual Report | The accompanying notes are an integral part of these financial statements. | 31

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

32 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2012

Annual Report | The accompanying notes are an integral part of these financial statements. | 33

Franklin Templeton Fund Allocator Series

Financial Statements

Statements of Assets and Liabilities

December 31, 2012

	Franklin Templeton Corefolio Allocation Fund	Franklin Templeton Founding Funds Allocation Fund
Assets:		
Investments in Underlying Funds: (Note 6)		
Cost	$543,789,000	$ 6,036,619,817
Value	$608,756,506	$ 5,555,784,572
Receivables:		
Capital shares sold	446,345	6,431,062
Underlying Funds (Note 7)	34,918	4,410
Other assets	13	139
Total assets	609,237,782	5,562,220,183
Liabilities:		
Payables:		
Capital shares redeemed	1,233,469	17,558,023
Affiliates	542,999	4,832,139
Accrued expenses and other liabilities	133,083	1,279,785
Total liabilities	1,909,551	23,669,947
Net assets, at value	$607,328,231	$ 5,538,550,236
Net assets consist of:		
Paid-in capital	$584,467,826	$ 8,699,607,576
Undistributed net investment income	965,622	24,098,717
Net unrealized appreciation (depreciation)	64,967,506	(480,835,245)
Accumulated net realized gain (loss)	(43,072,723)	(2,704,320,812)
Net assets, at value	$607,328,231	$ 5,538,550,236

34 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Annual Report | The accompanying notes are an integral part of these financial statements. | 35

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

36 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Annual Report | The accompanying notes are an integral part of these financial statements. | 37

Franklin Templeton Fund Allocator Series

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of ten separate funds, two of which are included in this report (Funds). The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds). The Funds offer five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Effective March 1, 2005, the Funds no longer offered Class B shares for purchase. As disclosed in the fund prospectus, Class B shares convert to Class A shares after eight years of investment; therefore, all Class B shares will convert to Class A by March 2013. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Investments in the Underlying Funds are valued at their closing net asset value each trading day.

b. Income Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of December 31, 2012, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are

38 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Security Transactions, Investment Income, Expenses and Distributions (continued)

recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Annual Report | 39

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2012, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

40 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

2. Shares of Beneficial Interest *(continued)*

	Franklin Templeton Corefolio Allocation Fund		Franklin Templeton Founding Funds Allocation Fund	
	Shares	Amount	Shares	Amount
Class R Shares:				
Year ended December 31, 2012				
Shares sold	5,830	$ 76,583	131,805	$ 1,395,887
Shares issued in reinvestment of distributions	994	12,993	29,729	314,580
Shares redeemed	(11,336)	(142,706)	(465,313)	(4,930,311)
Net increase (decrease)	(4,512)	$ (53,130)	(303,779)	$ (3,219,844)
Year ended December 31, 2011				
Shares sold	10,266	$ 128,595	296,679	$ 3,065,582
Shares issued in reinvestment of distributions	1,077	13,114	40,838	415,662
Shares redeemed	(46,345)	(588,333)	(331,728)	(3,474,889)
Net increase (decrease)	(35,002)	$ (446,624)	5,789	$ 6,355
Advisor Class Shares:				
Year ended December 31, 2012				
Shares sold	221,514	$ 2,933,041	1,630,342	$ 17,487,002
Shares issued in reinvestment of distributions	8,300	110,020	211,726	2,250,979
Shares redeemed	(130,050)	(1,731,051)	(2,751,905)	(29,430,117)
Net increase (decrease)	99,764	$ 1,312,010	(909,837)	$ (9,692,136)
Year ended December 31, 2011				
Shares sold	290,870	$ 3,603,086	2,858,838	$ 30,952,828
Shares issued in reinvestment of distributions	7,988	96,193	254,511	2,608,793
Shares redeemed	(236,419)	(2,887,451)	(2,582,287)	(27,402,345)
Net increase (decrease)	62,439	$ 811,828	531,062	$ 6,159,276

3. Transactions with Affiliates

Subsidiary	Affiliation
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

Annual Report | 41

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Administrative Fees

The Funds pay an administrative fee to FT Services of 0.03% per year of the average daily net assets of each of the Funds for administrative services including monitoring and rebalancing the percentage of each Fund’s investment in the Underlying Funds.

b. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class B, C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

42 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Transfer Agent Fees

For the year ended December 31, 2012, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

FT Services has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the common expenses (i.e. a combination of administrative fees, transfer agent fees, and other expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the funds do not exceed 0.10% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2013. There were no expenses waived during the year ended December 31, 2012.

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

Annual Report | 43

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

4. INCOME TAXES (continued)

For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2012, the Franklin Templeton Founding Funds Allocation Fund deferred post-October capital losses of $6,877,930.

The tax character of distributions paid during the years ended December 31, 2012 and 2011, was as follows:

44 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

6. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT Services, or by an affiliate of Advisers. The Funds do not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Administrative fees paid by the Funds are reduced on assets invested in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund) in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

Investments in Underlying Funds for the year ended December 31, 2012, were as follows:

7. SPECIAL SERVICING AGREEMENT

The Funds participate in a Special Servicing Agreement (SSA) with the Underlying Funds and certain service providers of the Funds and of the Underlying Funds. Under the SSA, each Underlying Fund may pay a portion of the Funds’ expenses (other than any administrative and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Underlying Fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the Underlying Fund by the Funds. The amount of expenses borne by the Underlying Funds during the year ended December 31, 2012 is noted in the Statements of Operations. Effective May 1, 2013, the SSA will be discontinued until further notice and approval by the Board.

Annual Report | 45

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

8. CREDIT FACILITY

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matured on January 18, 2013. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective January 18, 2013, the Borrowers renewed the Global Credit Facility which matures on January 17, 2014.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statements of Operations. During the year ended December 31, 2012, the Funds did not use the Global Credit Facility.

9. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2012, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statements of Investments.

46 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

10. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the intended scope of disclosures required by ASU No. 2011-11. These ASUs are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Funds believe the adoption of these ASUs will not have a material impact on their financial statements.

11. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Annual Report | 47

Franklin Templeton Fund Allocator Series

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Templeton Fund Allocator Series

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Templeton Corefolio Allocation Fund and Franklin Templeton Founding Funds Allocation Fund (separate portfolios of Franklin Templeton Fund Allocator Series, hereafter referred to as the “Funds”) at December 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
February 15, 2013

48 | Annual Report

Franklin Templeton Fund Allocator Series

Tax Information (unaudited)

Franklin Templeton Fund Allocator Series

Tax Information (unaudited) (continued)

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Funds’ distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the underlying funds, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the underlying funds.1

By mid-February 2013, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2012. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2012 individual income tax returns.

1 Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

50 | Annual Report

Franklin Templeton Fund Allocator Series

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Annual Report | 51

52 | Annual Report

Annual Report | 53

54 | Annual Report

Annual Report | 55

Franklin Templeton Fund Allocator Series

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive each Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

56 | Annual Report

VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Annual Report and Shareholder Letter

Franklin Templeton Fund Allocator Series

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2013 Franklin Templeton Investments. All rights reserved.

FAS2 A 02/13

DECEMBER 31, 2012

ANNUAL REPORT AND SHAREHOLDER LETTER

Franklin Templeton
2015 Retirement Target Fund

Franklin Templeton
2025 Retirement Target Fund

Franklin Templeton
2035 Retirement Target Fund

Franklin Templeton
2045 Retirement Target Fund

Sign up for electronic delivery
at **franklintempleton.com/edelivery**

ASSET ALLOCATION

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

| 1

Annual Report

Economic and Market Overview

Headwinds to global growth negatively affected most world regions during 2012, including recently resilient emerging markets, and the International Monetary Fund lowered its global growth outlook. However, the slowdown appeared less severe than expected in developed markets such as Germany and the U.S. Several major governments intervened to support their countries’ currencies, liquidity and growth rates. European Central Bank (ECB) President Mario Draghi declared, “the ECB is ready to do whatever it takes to preserve the euro.” The U.S. Federal Reserve Board announced additional rounds of quantitative easing and extended its strategy designed to lower interest rates. China lowered borrowing costs for the first time in several years, and Japan’s central bank extended its quantitative easing program.

The U.S. economy grew moderately in 2012, supported by positive construction, housing and labor market trends. Consumer spending and personal income levels climbed, and inflation was generally mild with the exception of energy and food prices. Consumer sentiment rose to a five-year high, although potential U.S. tax hikes and spending cuts scheduled to take effect in 2013 dampened confidence near year-end. Just after year-end, Congress passed compromise legislation that preserved lower income tax rates for most U.S. households and delayed far-reaching federal spending cuts.

Stock markets were volatile with periodic downturns primarily attributable to concerns about slowing global economic growth, European sovereign debt and U.S. fiscal negotiations. As Europe’s leadership took measures to address the region’s fiscal debt crisis, investor attention shifted to the U.S. election and budget negotiations. Despite adversity and uncertainty in 2012, investors seemed to regain confidence in the latter half of the year and U.S. stocks, as measured by the Standard & Poor’s® 500 Index, as well as global developed stocks, as measured by the MSCI World Index, made solid 12-month gains.1

The foregoing information reflects our analysis and opinions as of December 31, 2012. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. STANDARD & POOR’S®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC.

Annual Report | 3

Franklin Templeton

2015 Retirement Target Fund

Your Fund’s Goal and Main Investments: Franklin Templeton 2015 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and short-term (money market) investments by investing in a distinctly weighted combination of Franklin Templeton mutual funds (underlying funds), with an increasing emphasis on income as the target date of 2015 approaches. The target date is the approximate retirement year of the investor.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

4 | Annual Report

Asset Allocation*

Franklin Templeton 2015 Retirement Target Fund
Based on Total Net Assets as of 12/31/12

Domestic Equity 33.1%
Domestic Fixed Income 22.0%
Foreign Equity 17.4%
Foreign Fixed Income 14.1%
Alternative Strategies 2.1%
Short-Term Investments & Other Net Assets 11.3%

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

This annual report for Franklin Templeton 2015 Retirement Target Fund covers the fiscal year ended December 31, 2012.

Performance Overview

Franklin Templeton 2015 Retirement Target Fund – Class A delivered a +9.20% cumulative total return for the 12 months ended December 31, 2012. By comparison, the Fund's equity benchmarks, the Standard & Poor's 500 Index (S&P 500®), a broad measure of U.S. stock performance, and the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, generated total returns

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's SOI, which begins on page 48.

of +16.00% and +17.90%.1 The Fund’s fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, posted a +4.21% total return.1 The Payden & Rygel (P&R) 90 Day U.S. T-Bill Index, a proxy for short-term investments and other net assets, had a +0.08% total return for the same period.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 7.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, our primary focus is on maximizing income appropriate to the Fund’s risk profile. In evaluating the risk level of the fund investments, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same fund investments and will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocation over time, and it becomes increasingly conservative as the stated target date draws near. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will generally become fixed.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

At period-end, Franklin Templeton 2015 Retirement Target Fund allocated 50.5% of total net assets to equity and 36.1% to fixed income. Domestic equity exposure was 65.5% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2012, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Advisor Class, at 11.4% of the Fund’s

1. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

Annual Report | 5

total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 60.9% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Templeton Global Bond Fund – Advisor Class was our largest fixed income fund weighting at 11.3% of total net assets.

Our largest domestic growth fund holding, Franklin Growth Fund – Advisor Class, and our largest domestic value fund holding, Franklin Rising Dividends Fund – Advisor Class, underperformed the S&P 500. Our largest foreign equity fund holding, Templeton Foreign Fund – Advisor Class, outperformed the MSCI EAFE Index, while Mutual European Fund – Class Z performed comparably to the index. On the fixed income side, Franklin U.S. Government Securities Fund – Advisor Class underperformed the Barclays U.S. Aggregate Index, and Templeton Global Bond Fund – Advisor Class outperformed the index.

Thank you for your continued participation in Franklin Templeton 2015 Retirement Target Fund. We look forward to serving your future investment needs.

6 | Annual Report

Performance Summary as of 12/31/12

Franklin Templeton 2015 Retirement Target Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Annual Report | 7

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.15% (other than certain nonroutine expenses) until 4/30/13.

8 | Annual Report

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Annual Report | 9

10 | Annual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. It’s important to note that the principal value of the Fund will fluctuate and is not guaranteed at any time, including at or after the stated target date for the Fund, nor is there any guarantee that the Fund will provide sufficient income, at or through the investor’s retirement. Generally, investors should be comfortable with fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Because the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C: Class R:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Fund investment results reflect the expense reduction, without which the results would have been lower. As of 5/1/11, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. 4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund’s prospectus current as of the date of this report and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

6. Source: © 2013 Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The Barclays U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, Standard & Poor’s and Fitch, respectively. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed.

Annual Report | 11

Your Fund’s Expenses

Franklin Templeton 2015 Retirement Target Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

12 | Annual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

Annual Report | 13

Franklin Templeton

2025 Retirement Target Fund

Your Fund’s Goal and Main Investments: Franklin Templeton 2025 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and short-term (money market) investments by investing in a distinctly weighted combination of Franklin Templeton mutual funds (underlying funds), with an increasing emphasis on income as the target date of 2025 approaches. The target date is the approximate retirement year of the investor.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Asset Allocation*
Franklin Templeton 2025 Retirement Target Fund
Based on Total Net Assets as of 12/31/12

Domestic Equity 47.1%
Foreign Equity 24.9%
Domestic Fixed Income 11.1%
Foreign Fixed Income 6.4%
Alternative Strategies 3.0%
Short-Term Investments & Other Net Assets 7.5%

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

This annual report for Franklin Templeton 2025 Retirement Target Fund covers the fiscal year ended December 31, 2012.

Performance Overview

Franklin Templeton 2025 Retirement Target Fund – Class A delivered a +10.30% cumulative total return for the 12 months ended December 31, 2012. By comparison, the Fund's equity benchmarks, the Standard & Poor's 500 Index (S&P 500), a broad measure of U.S. stock performance, and the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's SOI, which begins on page 54.

14 | Annual Report

stock performance for developed markets excluding the U.S. and Canada, generated total returns of +16.00% and +17.90%.1 The Fund’s fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, posted a +4.21% total return.1 The Payden & Rygel (P&R) 90 Day U.S. T-Bill Index, a proxy for short-term investments and other net assets, had a +0.08% total return for the same period.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 17.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, our primary focus is on maximizing income appropriate to the Fund’s risk profile. In evaluating the risk level of the fund investments, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same fund investments and will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocation over time, and it becomes increasingly conservative as the stated target date draws near. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will generally become fixed.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

At period-end, Franklin Templeton 2025 Retirement Target Fund allocated 72.0% of total net assets to equity and 17.5% to fixed income. Domestic equity exposure was 65.4% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2012, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and

1. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

Annual Report | 15

value styles. Franklin Growth Fund – Advisor Class, at 16.6% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 63.4% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Franklin U.S. Government Securities Fund – Advisor Class was our largest fixed income fund weighting at 5.4% of total net assets.

Our largest domestic growth fund holding, Franklin Growth Fund – Advisor Class, and our largest domestic value fund holding, Franklin Rising Dividends Fund – Advisor Class, underperformed the S&P 500. Our largest foreign equity fund holding, Templeton Foreign Fund – Advisor Class, outperformed the MSCI EAFE Index, while Mutual European Fund – Class Z performed comparably to the index. On the fixed income side, Franklin U.S. Government Securities Fund – Advisor Class underperformed the Barclays U.S. Aggregate Index, and Templeton Global Bond Fund – Advisor Class outperformed the index.

Thank you for your continued participation in Franklin Templeton 2025 Retirement Target Fund. We look forward to serving your future investment needs.

16 | Annual Report

Performance Summary as of 12/31/12

Franklin Templeton 2025 Retirement Target Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Annual Report | 17

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

18 | Annual Report

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Performance Summary *(continued)*

Average Annual Total Return

Class R	12/31/12
1-Year	+10.05%
5-Year	+1.62%
Since Inception (8/1/06)	+4.22%

Class R (8/1/06–12/31/12)

$15,000
$10,000
$5,000
8/06
12/08
12/10
12/12
$14,806
$13,040
$12,837
$10,991
$10,777
FT 2025 Retirement Target Fund
S&P 500[6]
MSCI EAFE Index[4]
Barclays U.S. Aggregate Index[4]
P&R 90 Day U.S. T-Bill Index[4]

Average Annual Total Return

Advisor Class	12/31/12
1-Year	+10.59%
5-Year	+2.14%
Since Inception (8/1/06)	+4.73%

Advisor Class (8/1/06–12/31/12)

$15,000
$10,000
$5,000
8/06
12/08
12/10
12/12
$14,806
$13,456
$12,837
$10,991
$10,777
FT 2025 Retirement Target Fund
S&P 500[6]
MSCI EAFE Index[4]
Barclays U.S. Aggregate Index[4]
P&R 90 Day U.S. T-Bill Index[4]

20 | Annual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. It’s important to note that the principal value of the Fund will fluctuate and is not guaranteed at any time, including at or after the stated target date for the Fund, nor is there any guarantee that the Fund will provide sufficient income, at or through the investor’s retirement. Generally, investors should be comfortable with fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Because the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

1. Fund investment results reflect the expense reduction, without which the results would have been lower. As of 5/1/11, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. 4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund’s prospectus current as of the date of this report and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

6. Source: © 2013 Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The Barclays U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, Standard & Poor’s and Fitch, respectively. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed.

Annual Report | 21

Your Fund’s Expenses

Franklin Templeton 2025 Retirement Target Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

22 | Annual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

Annual Report | 23

Franklin Templeton

2035 Retirement Target Fund

Your Fund’s Goal and Main Investments: Franklin Templeton 2035 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and short-term (money market) investments by investing in a distinctly weighted combination of Franklin Templeton mutual funds (underlying funds), with an increasing emphasis on income as the target date of 2035 approaches. The target date is the approximate retirement year of the investor.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

24 | Annual Report

Asset Allocation*

Franklin Templeton 2035 Retirement Target Fund
Based on Total Net Assets as of 12/31/12

Domestic Equity	52.1%
Foreign Equity	26.7%
Domestic Fixed Income	8.2%
Foreign Fixed Income	5.0%
Alternative Strategies	3.3%
Short-Term Investments & Other Net Assets	4.7%

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

This annual report for Franklin Templeton 2035 Retirement Target Fund covers the fiscal year ended December 31, 2012.

Performance Overview

Franklin Templeton 2035 Retirement Target Fund – Class A delivered a +10.33% cumulative total return for the 12 months ended December 31, 2012. By comparison, the Fund's equity benchmarks, the Standard & Poor's 500 Index (S&P 500), a broad measure of U.S. stock performance, and the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, generated total returns

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's SOI, which begins on page 60.

of +16.00% and +17.90%.1 The Fund’s fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, posted a +4.21% total return.1 The Payden & Rygel (P&R) 90 Day U.S. T-Bill Index, a proxy for short-term investments and other net assets, had a +0.08% total return for the same period.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 27.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, our primary focus is on maximizing income appropriate to the Fund’s risk profile. In evaluating the risk level of the fund investments, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same fund investments and will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocation over time, and it becomes increasingly conservative as the stated target date draws near. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will generally become fixed.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

At period-end, Franklin Templeton 2035 Retirement Target Fund allocated 78.8% of total net assets to equity, and 13.2% to fixed income. Domestic equity exposure was 66.1% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2012, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Advisor Class, at 18.4% of the Fund’s

1. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

Annual Report | 25

total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 62.1% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Templeton Global Bond Fund – Advisor Class was our largest fixed income fund weighting at 3.7% of total net assets.

Our largest domestic growth fund holding, Franklin Growth Fund – Advisor Class, and our largest domestic value fund holding, Franklin Rising Dividends Fund – Advisor Class, underperformed the S&P 500. Our largest foreign equity fund holding, Templeton Foreign Fund – Advisor Class, outperformed the MSCI EAFE Index, while Mutual European Fund – Class Z performed comparably to the index. On the fixed income side, Franklin U.S. Government Securities Fund – Advisor Class underperformed the Barclays U.S. Aggregate Index, and Templeton Global Bond Fund – Advisor Class outperformed the index.

Thank you for your continued participation in Franklin Templeton 2035 Retirement Target Fund. We look forward to serving your future investment needs.

26 | Annual Report

Performance Summary as of 12/31/12

Franklin Templeton 2035 Retirement Target Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Annual Report | 27

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

28 | Annual Report

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Performance Summary *(continued)*

Average Annual Total Return

Class R	12/31/12
1-Year	+10.24%
5-Year	+1.05%
Since Inception (8/1/06)	+4.03%

Class R (8/1/06–12/31/12)

$15,000
$10,000
$5,000
8/06
12/08
12/10
12/12
$14,806
$12,882
$12,837
$10,991
$10,777
FT 2035 Retirement Target Fund
S&P 500[6]
MSCI EAFE Index[6]
Barclays U.S. Aggregate Index[6]
P&R 90 Day U.S. T-Bill Index[6]

Average Annual Total Return

Advisor Class	12/31/12
1-Year	+10.79%
5-Year	+1.55%
Since Inception (8/1/06)	+4.55%

Advisor Class (8/1/06–12/31/12)

$15,000
$10,000
$5,000
8/06
12/08
12/10
12/12
$14,806
$13,301
$12,837
$10,991
$10,777
FT 2035 Retirement Target Fund
S&P 500[6]
MSCI EAFE Index[6]
Barclays U.S. Aggregate Index[6]
P&R 90 Day U.S. T-Bill Index[6]

30 | Annual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. It’s important to note that the principal value of the Fund will fluctuate and is not guaranteed at any time, including at or after the stated target date for the Fund, nor is there any guarantee that the Fund will provide sufficient income, at or through the investor’s retirement. Generally, investors should be comfortable with fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Because the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

1. Fund investment results reflect the expense reduction, without which the results would have been lower. As of 5/1/11, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. 4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund’s prospectus current as of the date of this report and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

6. Source: © 2013 Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The Barclays U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, Standard & Poor’s and Fitch, respectively. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed.

Annual Report | 31

Your Fund’s Expenses

Franklin Templeton 2035 Retirement Target Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

32 | Annual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

Annual Report | 33

Franklin Templeton

2045 Retirement Target Fund

Your Fund’s Goal and Main Investments: Franklin Templeton 2045 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and short-term (money market) investments by investing in a distinctly weighted combination of Franklin Templeton mutual funds (underlying funds), with an increasing emphasis on income as the target date of 2045 approaches. The target date is the approximate retirement year of the investor.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

34 | Annual Report

Asset Allocation*
Franklin Templeton 2045 Retirement Target Fund
Based on Total Net Assets as of 12/31/12

Domestic Equity 53.0%
Foreign Equity 27.4%
Domestic Fixed Income 6.7%
Foreign Fixed Income 4.0%
Alternative Strategies 3.5%
Short-Term Investments & Other Net Assets 5.4%

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

This annual report for Franklin Templeton 2045 Retirement Target Fund covers the fiscal year ended December 31, 2012.

Performance Overview

Franklin Templeton 2045 Retirement Target Fund – Class A delivered a +10.61% cumulative total return for the 12 months ended December 31, 2012. By comparison, the Fund's equity benchmarks, the Standard & Poor's 500 Index (S&P 500), a broad measure of U.S. stock performance, and the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, generated total returns

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's SOI, which begins on page 66.

of +16.00% and +17.90%.1 The Fund’s fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, posted a +4.21% total return.1 The Payden & Rygel (P&R) 90 Day U.S. T-Bill Index, a proxy for short-term investments and other net assets, had a +0.08% total return for the same period.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 37.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, our primary focus is on maximizing income appropriate to the Fund’s risk profile. In evaluating the risk level of the fund investments, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same fund investments and will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocation over time, and it becomes increasingly conservative as the stated target date draws near. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will generally become fixed.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

At period-end, Franklin Templeton 2045 Retirement Target Fund allocated 80.4% of total net assets to equity and 10.7% to fixed income. Domestic equity exposure was 65.9% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2012, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Advisor Class, at 19.3% of the Fund’s total

1. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

Annual Report | 35

net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 62.6% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Templeton Global Bond Fund – Advisor Class was our largest fixed income fund weighting at 2.85% of total net assets.

Our largest domestic growth fund holding, Franklin Growth Fund – Advisor Class, and our largest domestic value fund holding, Franklin Rising Dividends Fund – Advisor Class, underperformed the S&P 500. Our largest foreign equity fund holding, Templeton Foreign Fund – Advisor Class, outperformed the MSCI EAFE Index, while Mutual European Fund – Class Z performed comparably to the index. On the fixed income side, Franklin U.S. Government Securities Fund – Advisor Class underperformed the Barclays U.S. Aggregate Index, and Templeton Global Bond Fund – Advisor Class outperformed the index.

Thank you for your continued participation in Franklin Templeton 2045 Retirement Target Fund. We look forward to serving your future investment needs.

36 | Annual Report

Performance Summary as of 12/31/12

Franklin Templeton 2045 Retirement Target Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Annual Report | 37

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

38 | Annual Report

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Annual Report | 39

40 | Annual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. It’s important to note that the principal value of the Fund will fluctuate and is not guaranteed at any time, including at or after the stated target date for the Fund, nor is there any guarantee that the Fund will provide sufficient income, at or through the investor’s retirement. Generally, investors should be comfortable with fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Because the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C: Class R:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Fund investment results reflect the expense reduction, without which the results would have been lower. As of 5/1/11, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. 4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund’s prospectus current as of the date of this report and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

6. Source: © 2013 Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The Barclays U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, Standard & Poor’s and Fitch, respectively. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed.

Annual Report | 41

Your Fund’s Expenses

Franklin Templeton 2045 Retirement Target Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

42 | Annual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

Annual Report | 43

Franklin Templeton Fund Allocator Series

Financial Highlights

44 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Annual Report | The accompanying notes are an integral part of these financial statements. | 45

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

46 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Annual Report | The accompanying notes are an integral part of these financial statements. | 47

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2012

48 | Annual Report

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2012 (continued)

Annual Report | The accompanying notes are an integral part of these financial statements. | 49

Franklin Templeton Fund Allocator Series

Financial Highlights

50 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Annual Report | The accompanying notes are an integral part of these financial statements. | 51

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

52 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Annual Report | The accompanying notes are an integral part of these financial statements. | 53

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2012

54 | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 55

Franklin Templeton Fund Allocator Series

Financial Highlights

56 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Annual Report | The accompanying notes are an integral part of these financial statements. | 57

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

58 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Annual Report | The accompanying notes are an integral part of these financial statements. | 59

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2012

60 | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 61

Franklin Templeton Fund Allocator Series

Financial Highlights

62 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Annual Report | The accompanying notes are an integral part of these financial statements. | 63

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

64 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Annual Report | The accompanying notes are an integral part of these financial statements. | 65

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2012

Franklin Templeton Fund Allocator Series

Financial Statements

Annual Report | The accompanying notes are an integral part of these financial statements. | 67

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

68 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Annual Report | The accompanying notes are an integral part of these financial statements. | 69

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

70 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Annual Report | The accompanying notes are an integral part of these financial statements. | 71

Franklin Templeton Fund Allocator Series

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of ten separate funds, four of which are included in this report (Funds). The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds). The Funds offer four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Investments in the Underlying Funds are valued at their closing net asset value each trading day. Exchange Traded Funds (ETFs) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

b. Joint Repurchase Agreement

The Franklin Templeton 2015 Retirement Target Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the funds’ custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at year end had been entered into on December 31, 2012.

c. Income Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Income Taxes (continued)

Each fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of December 31, 2012, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds and ETFs are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Funds may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Annual Report | 73

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
f.	Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2012, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

74 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

2. Shares of Beneficial Interest *(continued)*

	Franklin Templeton 2015 Retirement Target Fund		Franklin Templeton 2025 Retirement Target Fund	
	Shares	Amount	Shares	Amount
Class R Shares:				
Year ended December 31, 2012				
Shares sold	106,024	$ 1,215,770	195,078	$ 2,113,064
Shares issued in reinvestment of distributions	3,045	34,911	3,250	35,619
Shares redeemed	(115,833)	(1,335,285)	(62,141)	(679,496)
Net increase (decrease)	(6,764)	$ (84,604)	136,187	$ 1,469,187
Year ended December 31, 2011				
Shares sold	88,486	$ 1,016,040	103,710	$ 1,114,054
Shares issued in reinvestment of distributions	2,985	32,657	1,789	18,155
Shares redeemed	(49,643)	(561,004)	(24,025)	(253,643)
Net increase (decrease)	41,828	$ 487,693	81,474	$ 878,566
Advisor Class Shares:				
Year ended December 31, 2012				
Shares sold	37,163	$ 424,132	43,287	$ 467,259
Shares issued in reinvestment of distributions	3,739	43,102	2,701	29,743
Shares redeemed	(20,814)	(239,115)	(58,092)	(616,197)
Net increase (decrease)	20,088	$ 228,119	(12,104)	$ (119,195)
Year ended December 31, 2011				
Shares sold	29,653	$ 338,667	45,965	$ 487,583
Shares issued in reinvestment of distributions	3,475	38,343	3,341	34,050
Shares redeemed	(35,319)	(396,544)	(11,493)	(121,436)
Net increase (decrease)	(2,191)	$ (19,534)	37,813	$ 400,197

	Franklin Templeton 2035 Retirement Target Fund		Franklin Templeton 2045 Retirement Target Fund	
	Shares	Amount	Shares	Amount
Class A Shares:				
Year ended December 31, 2012				
Shares sold	915,145	$ 9,802,361	729,972	$ 7,736,453
Shares issued in reinvestment of distributions	42,782	466,426	25,592	276,441
Shares redeemed	(446,223)	(4,801,079)	(328,318)	(3,477,005)
Net increase (decrease)	511,704	$ 5,467,708	427,246	$ 4,535,889
Year ended December 31, 2011				
Shares sold	797,702	$ 8,431,710	715,148	$ 7,526,305
Shares issued in reinvestment of distributions	33,152	335,865	18,895	188,957
Shares redeemed	(286,714)	(3,042,760)	(226,172)	(2,353,013)
Net increase (decrease)	544,140	$ 5,724,815	507,871	$ 5,362,249

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Notes to Financial Statements (continued)

2. SHARES OF BENEFICIAL INTEREST *(continued)*

	Franklin Templeton 2035 Retirement Target Fund		Franklin Templeton 2045 Retirement Target Fund	
	Shares	Amount	Shares	Amount
Class C Shares:				
Year ended December 31, 2012				
Shares sold	324,592	$ 3,418,634	248,172	$ 2,572,583
Shares issued in reinvestment of distributions	7,821	83,955	3,729	39,577
Shares redeemed	(138,121)	(1,450,776)	(225,513)	(2,319,839)
Net increase (decrease)	194,292	$ 2,051,813	26,388	$ 292,321
Year ended December 31, 2011				
Shares sold	314,613	$ 3,252,398	302,728	$ 3,136,756
Shares issued in reinvestment of distributions	5,601	56,237	3,689	36,427
Shares redeemed	(127,160)	(1,337,354)	(114,621)	(1,179,605)
Net increase (decrease)	193,054	$ 1,971,281	191,796	$ 1,993,578
Class R Shares:				
Year ended December 31, 2012				
Shares sold	189,898	$ 2,044,258	256,693	$ 2,753,768
Shares issued in reinvestment of distributions	2,390	26,036	3,247	34,940
Shares redeemed	(86,795)	(929,559)	(39,444)	(415,168)
Net increase (decrease)	105,493	$ 1,140,735	220,496	$ 2,373,540
Year ended December 31, 2011				
Shares sold	90,283	$ 970,873	45,000	$ 467,638
Shares issued in reinvestment of distributions	1,255	12,711	663	6,623
Shares redeemed	(19,270)	(206,650)	(23,214)	(237,918)
Net increase (decrease)	72,268	$ 776,934	22,449	$ 236,343
Advisor Class Shares:				
Year ended December 31, 2012				
Shares sold	31,436	$ 339,280	23,620	$ 250,400
Shares issued in reinvestment of distributions	1,693	18,546	1,055	11,453
Shares redeemed	(16,215)	(176,925)	(23,964)	(260,048)
Net increase (decrease)	16,914	$ 180,901	711	$ 1,805
Year ended December 31, 2011				
Shares sold	19,119	$ 202,654	23,741	$ 249,604
Shares issued in reinvestment of distributions	1,354	13,784	1,007	10,106
Shares redeemed	(19,132)	(193,635)	(8,495)	(88,378)
Net increase (decrease)	1,341	$ 22,803	16,253	$ 171,332

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Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the Underlying Funds and of the following subsidiaries:

a. Asset Allocation Fees

The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the designated Underlying Funds and ETFs.

b. Administrative Fees

FT Services, under terms of an agreement, provides administrative services to the Funds and is not paid by the Funds for the services.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Funds’ shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

The Board has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

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Notes to Financial Statements (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the year:

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the funds so that the common expenses (i.e. a combination of asset allocation fees, transfer agent fees, and other expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the funds do not exceed 0.15% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2013.

4. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the year ended December 31, 2012, there were no credits earned.

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Notes to Financial Statements (continued)

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. During the year ended December 31, 2012, the Funds utilized capital loss carryforwards as follows:

Franklin Templeton 2015 Retirement Target Fund	Franklin Templeton 2025 Retirement Target Fund	Franklin Templeton 2035 Retirement Target Fund	Franklin Templeton 2045 Retirement Target Fund
$334,867	$662,358	$230,584	$74,927

	Franklin Templeton 2015 Retirement Target Fund		Franklin Templeton 2025 Retirement Target Fund	
	2012	2011	2012	2011
Distributions paid from ordinary income	$1,104,711	$928,884	$867,363	$798,084

	Franklin Templeton 2035 Retirement Target Fund		Franklin Templeton 2045 Retirement Target Fund	
	2012	2011	2012	2011
Distributions paid from:				
Ordinary income	$ 612,909	$439,642	$380,728	$254,018
Long term capital gain	12,335	—	—	—
	$ 625,244	$439,642	$380,728	$254,018

At December 31, 2012, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

	Franklin Templeton 2015 Retirement Target Fund	Franklin Templeton 2025 Retirement Target Fund	Franklin Templeton 2035 Retirement Target Fund	Franklin Templeton 2045 Retirement Target Fund
Cost of investments	$53,820,401	$63,399,321	$43,526,187	$29,120,681
Unrealized appreciation	$ 4,344,345	$ 5,641,059	$ 3,880,998	$ 2,355,016
Unrealized depreciation	(68,197)	(124,836)	(93,392)	(85,402)
Net unrealized appreciation (depreciation)	$ 4,276,148	$ 5,516,223	$ 3,787,606	$ 2,269,614
Undistributed ordinary income	$ 72,149	$ 91,414	$ 2,589	$ 1,938
Undistributed long term capital gains	788,409	705,510	705,638	498,492
Distributable earnings	$ 860,558	$ 796,924	$ 708,227	$ 500,430

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Notes to Financial Statements (continued)

5. INCOME TAXES (continued)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of short term capital gains distributions from Underlying Funds and ETFs and wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the year ended December 31, 2012, were as follows:

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Notes to Financial Statements (continued)

7. **Investments in Underlying Funds** *(continued)*

Underlying Funds	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year	Investment Income	Realized Capital Gain (Loss)	% of Underlying Fund Shares Outstanding Held at End of Year
Franklin Templeton 2015 Retirement Target Fund *(continued)*								
Franklin International Small Cap Growth Fund, Advisor Class	81,938	12,614	4,756	89,796	$ 1,509,478	$ 19,676	$ 41,629[a]	0.22%
Franklin MicroCap Value Fund, Advisor Class	27,632	1,470	5,124	23,978	759,396	13,537	33,468[a]	0.21%
Franklin Natural Resources Fund, Advisor Class	25,623	2,462	28,085	—	—[b]	—	168,137	—
Franklin Pelagos Commodities Strategy Fund	9,589	101,362	—	110,951	1,112,837	2	—	0.98%
Franklin Pelagos Managed Futures Strategy Fund	9,589	13	—	9,602	82,868	110	—	0.62%
Franklin Real Estate Securities Fund, Advisor Class	—	46,359	—	46,359	790,887	4,825	—	0.18%
Franklin Rising Dividends Fund, Advisor Class	90,816	17,460	5,288	102,988	3,888,818	64,688	(383)	0.04%
Franklin Templeton Emerging Market Debt Opportunities Fund	84,601	50,284	803	134,082	1,633,118	109,910	21,056[a]	0.30%
Franklin Total Return Fund, Advisor Class	268,934	220,916	20,255	469,595	4,860,306	138,339	72,613[a]	0.09%
Franklin U.S. Government Securities Fund, Advisor Class	1,116,220	198,338	400,925	913,633	6,230,978	289,628	6,521	0.06%
Franklin Utilities Fund, Advisor Class	115,793	17,553	6,288	127,058	1,739,418	61,908	133	0.04%
Institutional Fiduciary Trust Money Market Portfolio	4,856,409	2,825,807	1,985,192	5,697,024	5,697,024	—	—	0.03%
Mutual European Fund, Class Z	94,931	16,115	4,941	106,105	2,243,060	68,423	33,190[a]	0.12%
Mutual Shares Fund, Class Z	86,223	—	86,223	—	—[b]	—	338,764	—
Templeton China World Fund, Advisor Class	24,464	9,985	14,096	20,353	791,133	15,866	24,990[a]	0.08%
Templeton Foreign Fund, Advisor Class	354,915	130,379	23,252	462,042	3,137,263	74,744	(8,905)	0.05%
Templeton Frontier Markets Fund, Advisor Class	—	78,745	—	78,745	1,263,066	17,695	—	0.17%
Templeton Global Bond Fund, Advisor Class	419,698	115,375	41,437	493,636	6,585,103	375,727	42,072[a]	0.01%
Total					$54,429,808	$1,342,518	$1,333,728	
Franklin Templeton 2025 Retirement Target Fund								
Franklin DynaTech Fund, Advisor Class	61,272	41,704	—	102,976	$ 3,463,072	$ —	$ —	0.26%
Franklin Flex Cap Growth Fund, Advisor Class	153,033	2,576	106,655	48,954	2,342,430	6,493	799,021[a]	0.07%
Franklin Gold and Precious Metals Fund, Advisor Class	47,406	4,905	17,750	34,561	1,112,189	1,380	(312,279)[a]	0.05%
Franklin Growth Fund, Advisor Class	92,187	134,164	—	226,351	11,466,945	35,093	—	0.17%
Franklin Growth Opportunities Fund, Advisor Class	54,175	1,337	—	55,512	1,255,687	—	30,068[a]	0.29%
Franklin High Income Fund, Advisor Class	193,272	32,696	—	225,968	472,273	31,206	—	0.01%

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Notes to Financial Statements (continued)

7. Investments in Underlying Funds *(continued)*

Underlying Funds	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year	Investment Income	Realized Capital Gain (Loss)	% of Underlying Fund Shares Outstanding Held at End of Year
Franklin Templeton 2025 Retirement Target Fund *(continued)*								
Franklin International Small Cap Growth Fund, Advisor Class	131,320	29,906	—	161,226	$ 2,710,209	$ 35,327	$ 94,175[a]	0.39%
Franklin MicroCap Value Fund, Advisor Class	39,906	2,213	5,999	36,120	1,143,913	20,392	47,127[a]	0.32%
Franklin Natural Resources Fund, Advisor Class	41,691	6,275	47,966	—	—[b]	—	185,320	—
Franklin Pelagos Commodities Strategy Fund	15,643	177,678	—	193,321	1,939,007	4	—	1.71%
Franklin Pelagos Managed Futures Strategy Fund	15,643	21	—	15,664	135,177	180	—	1.01%
Franklin Real Estate Securities Fund, Advisor Class	—	72,550	—	72,550	1,237,699	7,603	—	0.28%
Franklin Rising Dividends Fund, Advisor Class	154,335	38,742	7,088	185,989	7,022,961	116,823	(5,600)	0.08%
Franklin Templeton Emerging Market Debt Opportunities Fund	43,708	36,746	—	80,454	979,928	65,950	12,758[a]	0.18%
Franklin Total Return Fund, Advisor Class	141,515	153,687	53,028	242,174	2,506,503	75,374	39,225[a]	0.05%
Franklin U.S. Government Securities Fund, Advisor Class	675,133	78,247	207,535	545,845	3,722,661	164,493	293	0.03%
Franklin Utilities Fund, Advisor Class	181,087	35,169	—	216,256	2,960,544	104,906	—	0.07%
Institutional Fiduciary Trust Money Market Portfolio	3,245,332	13,469,323	11,587,970	5,126,685	5,126,685	—	—	0.03%
Mutual European Fund, Class Z	157,588	33,623	—	191,211	4,042,211	123,865	86,887[a]	0.21%
Mutual Shares Fund, Class Z	138,717	—	138,717	—	—[b]	—	552,811	—
Templeton China World Fund, Advisor Class	37,755	18,393	20,419	35,729	1,388,782	27,851	6,452[a]	0.13%
Templeton Foreign Fund, Advisor Class	553,718	214,773	—	768,491	5,218,054	124,319	—	0.09%
Templeton Frontier Markets Fund, Advisor Class	—	124,051	—	124,051	1,989,780	27,876	—	0.26%
Templeton Global Bond Fund, Advisor Class	253,066	42,492	38,828	256,730	3,424,773	204,474	15,191[a]	0.01%
Total					$65,661,483	$1,173,609	$1,551,449	
Franklin Templeton 2035 Retirement Target Fund								
Franklin DynaTech Fund, Advisor Class	42,061	34,775	—	76,836	$ 2,583,989	$ —	$ —	0.19%
Franklin Flex Cap Growth Fund, Advisor Class	103,332	9,287	72,904	39,715	1,900,357	5,133	623,912[a]	0.06%
Franklin Gold and Precious Metals Fund, Advisor Class	29,322	5,932	11,688	23,566	758,366	941	(186,970)[a]	0.03%
Franklin Growth Fund, Advisor Class	65,352	113,600	7,134	171,818	8,704,306	26,786	(8,583)	0.13%
Franklin Growth Opportunities Fund, Advisor Class	35,154	867	—	36,021	814,808	—	19,511[a]	0.19%

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Notes to Financial Statements (continued)

7. Investments in Underlying Funds *(continued)*

Underlying Funds	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year	Investment Income	Realized Capital Gain (Loss)	% of Underlying Fund Shares Outstanding Held at End of Year
Franklin Templeton 2035 Retirement Target Fund *(continued)*								
Franklin High Income Fund, Advisor Class	121,779	9,192	30,670	100,301	$ 209,629	$ 14,741	$ 2,102	—[c]
Franklin International Small Cap Growth Fund, Advisor Class	92,400	25,435	—	117,835	1,980,811	25,819	68,829[a]	0.29%
Franklin MicroCap Value Fund, Advisor Class	26,940	1,494	4,041	24,393	772,536	13,771	34,813[a]	0.21%
Franklin Natural Resources Fund, Advisor Class	29,222	7,692	36,914	—	—[b]	—	153,908	—
Franklin Pelagos Commodities Strategy Fund	10,959	136,660	—	147,619	1,480,616	3	—	1.30%
Franklin Pelagos Managed Futures Strategy Fund	10,959	15	—	10,974	94,703	126	—	0.71%
Franklin Real Estate Securities Fund, Advisor Class	—	53,600	—	53,600	914,412	5,652	—	0.20%
Franklin Rising Dividends Fund, Advisor Class	113,747	43,609	8,819	148,537	5,608,744	93,297	996	0.06%
Franklin Templeton Emerging Market Debt Opportunities Fund	21,712	26,899	—	48,611	592,079	39,847	7,709[a]	0.11%
Franklin Total Return Fund, Advisor Class	68,807	130,691	54,144	145,354	1,504,414	40,161	24,819[a]	0.03%
Franklin U.S. Government Securities Fund, Advisor Class	331,817	17,232	126,879	222,170	1,515,203	76,050	959	0.01%
Franklin Utilities Fund, Advisor Class	130,183	38,058	—	168,241	2,303,219	80,275	—	0.05%
Institutional Fiduciary Trust Money Market Portfolio	1,456,805	10,652,169	9,874,923	2,234,051	2,234,051	—	—	0.01%
Mutual European Fund, Class Z	107,696	33,579	—	141,275	2,986,555	91,527	64,196[a]	0.16%
Mutual Shares Fund, Class Z	98,483	—	98,483	—	—[b]	—	399,492	—
Templeton China World Fund, Advisor Class	26,343	15,831	15,314	26,860	1,044,042	20,937	4,760[a]	0.10%
Templeton Foreign Fund, Advisor Class	384,206	183,250	—	567,456	3,853,026	91,797	—	0.07%
Templeton Frontier Markets Fund, Advisor Class	—	93,041	—	93,041	1,492,380	20,908	—	0.20%
Templeton Global Bond Fund, Advisor Class	125,888	26,096	19,642	132,342	1,765,437	102,186	4,960[a]	—[c]
Total					$45,113,683	$ 749,957	$1,215,413	
Franklin Templeton 2045 Retirement Target Fund								
Franklin DynaTech Fund, Advisor Class	31,653	27,901	—	59,554	$ 2,002,814	$ —	$ —	0.15%
Franklin Flex Cap Growth Fund, Advisor Class	64,164	14,952	56,908	22,208	1,062,660	3,230	390,468[a]	0.03%
Franklin Gold and Precious Metals Fund, Advisor Class	18,814	4,965	7,770	16,009	515,153	639	(121,321)[a]	0.02%
Franklin Growth Fund, Advisor Class	45,864	92,270	18,034	120,100	6,084,286	17,762	(15,164)	0.09%

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Notes to Financial Statements (continued)

7. Investments in Underlying Funds *(continued)*

Underlying Funds	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year	Investment Income	Realized Capital Gain (Loss)	% of Underlying Fund Shares Outstanding Held at End of Year
Franklin Templeton 2045 Retirement Target Fund *(continued)*								
Franklin Growth Opportunities Fund, Advisor Class	18,822	464	—	19,286	$ 436,255	$ —	$ 10,446[a]	0.10%
Franklin High Income Fund, Advisor Class	57,942	6,558	—	64,500	134,805	9,026	—	—[c]
Franklin International Small Cap Growth Fund, Advisor Class	59,841	19,700	—	79,541	1,337,080	17,429	46,461[a]	0.19%
Franklin MicroCap Value Fund, Advisor Class	15,666	868	2,362	14,172	448,814	8,001	22,265[a]	0.12%
Franklin Natural Resources Fund, Advisor Class	19,310	5,778	25,088	—	—[b]	—	103,057	—
Franklin Pelagos Commodities Strategy Fund	7,345	97,182	—	104,527	1,048,410	2	—	0.92%
Franklin Pelagos Managed Futures Strategy Fund	7,345	10	—	7,355	63,474	84	—	0.47%
Franklin Real Estate Securities Fund, Advisor Class	—	29,133	—	29,133	497,006	3,015	—	0.11%
Franklin Rising Dividends Fund, Advisor Class	78,440	39,073	14,221	103,292	3,900,316	64,879	408	0.04%
Franklin Templeton Emerging Market Debt Opportunities Fund	12,545	15,528	—	28,073	341,930	23,012	4,451[a]	0.06%
Franklin Total Return Fund, Advisor Class	40,397	69,148	33,828	75,717	783,673	22,544	13,242[a]	0.01%
Franklin U.S. Government Securities Fund, Advisor Class	181,220	19,391	85,109	115,502	787,727	42,182	2,161	0.01%
Franklin Utilities Fund, Advisor Class	82,678	31,580	—	114,258	1,564,189	53,308	—	0.04%
Institutional Fiduciary Trust Money Market Portfolio	672,755	9,963,286	9,036,558	1,599,483	1,599,483	—	—	0.01%
Mutual European Fund, Class Z	68,560	27,066	2,514	93,112	1,968,392	59,387	35,678[a]	0.10%
Mutual Shares Fund, Class Z	54,448	—	54,448	—	—[b]	—	238,847	—
Templeton China World Fund, Advisor Class	17,198	11,665	9,843	19,020	739,289	14,826	(4,999)[a]	0.07%
Templeton Foreign Fund, Advisor Class	258,202	164,909	12,998	410,113	2,784,668	66,344	(21,350)	0.05%
Templeton Frontier Markets Fund, Advisor Class	—	60,461	—	60,461	969,794	13,587	—	0.13%
Templeton Global Bond Fund, Advisor Class	69,995	11,323	13,952	67,366	898,658	55,123	(744)[a]	—[c]
Total					$29,968,876	$ 474,380	$ 703,906	

[a]Includes realized gain distributions received.

[b]As of December 31, 2012, no longer held by the fund.

[c]Rounds to less than 0.01%.

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Notes to Financial Statements (continued)

8. SPECIAL SERVICING AGREEMENT

The Funds participate in a Special Servicing Agreement (SSA) with the Underlying Funds (except for the Franklin Pelagos Commodities Strategy Fund and Franklin Pelagos Managed Futures Strategy Fund) and certain service providers of the Funds and of the Underlying Funds. Under the SSA, each Underlying Fund may pay a portion of the Funds’ expenses (other than any asset allocation and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Underlying Fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the Underlying Fund by the Funds. The amount of expenses borne by the Underlying Funds during the year ended December 31, 2012 is noted in the Statements of Operations. Effective May 1, 2013, the SSA will be discontinued until further notice and approval by the Board.

9. CREDIT FACILITY

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matured on January 18, 2013. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective January 18, 2013, the Borrowers renewed the Global Credit Facility which matures on January 17, 2014.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statements of Operations. During the year ended December 31, 2012, the Funds did not use the Global Credit Facility.

10. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

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Notes to Financial Statements (continued)

10. FAIR VALUE MEASUREMENTS (continued)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of December 31, 2012, in valuing the Funds’ assets carried at fair value, is as follows:

11. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The

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Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

11. NEW ACCOUNTING PRONOUNCEMENTS (continued)

amendments in ASU No. 2013-01 clarify the intended scope of disclosures required by ASU

No. 2011-11. These ASUs are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Funds believe the adoption of these ASUs will not have a material impact on their financial statements.

12. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

ABBREVIATIONS

Selected Portfolio

ETF - Exchange Traded Fund

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Franklin Templeton Fund Allocator Series

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Templeton Fund Allocator Series

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Franklin Templeton 2015 Retirement Target Fund, Franklin Templeton 2025 Retirement Target Fund, Franklin Templeton 2035 Retirement Target Fund and Franklin Templeton 2045 Retirement Target Fund (separate portfolios of Franklin Templeton Fund Allocator Series, hereafter referred to as the “Funds”) at December 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
February 15, 2013

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Tax Information (unaudited)

Franklin Templeton Fund Allocator Series

Tax Information (unaudited) (continued)

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Funds’ distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the underlying funds, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the underlying funds.1

By mid-February 2013, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2012. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2012 individual income tax returns.

1Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

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Franklin Templeton Fund Allocator Series

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

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Franklin Templeton Fund Allocator Series

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended December 31.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive each Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | **ASSET ALLOCATION** | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Annual Report and Shareholder Letter

Franklin Templeton Fund Allocator Series

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2013 Franklin Templeton Investments. All rights reserved.

RTF A 02/13

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $264,171 for the fiscal year ended December 31, 2012 and $258,774 for the fiscal year ended December 31, 2011.

(b) Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

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The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $4,600 for the fiscal year ended December 31, 2012 and $100,000 for the fiscal year ended December 31, 2011. The services for which these fees were paid included technical tax consultation for capital gain tax reporting to foreign governments, application of local country tax laws to investments and licensing securities with local country offices.

(d) All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $4,122 for the fiscal year ended December 31, 2012 and $0 for the fiscal year ended December 31, 2011. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $148,328 for the fiscal year ended December 31, 2012 and $0 for the fiscal year ended December 31, 2011. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

(iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit

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committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $157,050 for the fiscal year ended December 31, 2012 and $100,000 for the fiscal year ended December 31, 2011.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) **Evaluation of Disclosure Controls and Procedures**. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) **Changes in Internal Controls**. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

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